OTHER FINANCIAL ITEMS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Other Income and Expenses [Abstract]
Consent solicitation fees	$ 255
Legal fees	$ 125